Description of the Plan (Details) - Rhinebeck Bank 401(k) Plan	3 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025 USD ($) age loan	Dec. 31, 2024 USD ($)
Description of the Plan
Description of plan available					true
Minimum service period for Plan eligibility					90 days
Minimum age for Plan eligibility | age					21
Automatic enrollment deferral rate (as a percent)					6.00%
Safe harbor contribution rate					3.00%
Matching contributions to the participant rate (as a percent)					50.00%
Maximum Matching contribution to participants eligible compensation (as a percent)					6.00%
Discretionary rate contribution	2.00%	2.00%	2.00%	2.00%
Minimum service period for eligibility					1 year
Annual increase in deferral rate					1.00%
Maximum annual increase in deferral rate					10.00%
Matching contribution, vesting period					5 years
Matching contribution, vesting percentage					100.00%
Matching contribution, vesting percentage for each period of service					20.00%
Note receivable, minimum borrowing amount	$ 1,000				$ 1,000
Note receivable, maximum borrowing amount	$ 50,000				$ 50,000
Note receivable, maximum borrowing percentage	50.00%				50.00%
Variable interest rate basis					1.00%
Maximum number of loans | loan					1
Forfeited non-vested accounts	$ 87				$ 87	$ 498
Contributions reduced from forfeited nonvested accounts					$ 20,742
Maximum
Description of the Plan
Loan interest rate					9.50%
Loan term					5 years
Minimum
Description of the Plan
Loan interest rate					4.25%
Loan term					1 year